Accounts and notes and other receivables	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Accounts and notes and other receivables
18.	Accounts and notes and other receivables

	December 31, 2017	December 31, 2018	December 31, 2018
	NT$000	NT$000	US$000
Accounts receivable	4,013,705	4,747,834	155,108
Notes receivable	2,029	1,595	52
Less: Loss allowance	—	(2,141)	(70)

	4,015,734	4,747,288	155,090

Other receivables	56,716	63,049	2,060
Less: Loss allowance	—	(12)	(1)

	56,716	63,037	2,059

	4,072,450	4,810,325	157,149

As of December 31, 2017 and 2018, no accounts and notes and other receivables were pledged.

The Group’s credit term granted to customers is 30~90 days. Receivables do not bear interest. The loss allowance is determined based on the credit quality of customers. Information relating to credit risk is provided in Note 35 b).

The aging analysis of accounts receivable based on past due date is as follows:

	December 31, 2017	December 31, 2018	December 31, 2018
	NT$000	NT$000	US$000
Current	3,997,833	4,595,300	150,124
Within 1 month	10,482	18,807	615
1 – 2 months	477	131,787	4,305
2 – 3 months	426	1,436	47
3 – 4 months	1,431	180	6
Over 4 months	3,056	324	11

	4,013,705	4,747,834	155,108

Without taking into account of any collateral held or other credit enhancements, the amount that best reflects the Group’ maximum exposure to credit risk in respect of the accounts receivable is the carrying amount at the end of each reporting period.